INVESTMENT IN AFFILIATD COMPANIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
SUMMARY OF OBSERVABLE INPUTS USED IN VALUATION OF OPTION TRANSACTION ASSET
As of Closing Date
Share price (U.S. dollars)	$5,385
Exercise price (U.S. dollars)	$5,423
Expected volatility	137.2%
Risk-free interest rate	2.44%
Dividend yield	-
Expected term (years)	0.16

SCHEDULE OF INVESTMENT IN AFFILIATED COMPANY

The following tabular presentation reflects the Investment in affiliated company:

	As of December 31,
	2020	2019

Investment in affiliated company, net (A)	$-	$(448)
Non-current loans (B)	-	448
Total Investment in affiliated company, net	$-	$-

(A)	The investment in affiliated company as follows:

Investment in Affiliated Company
As of the Closing Date	$1,345
In-Process Research and Development asset expensed as incurred	(1,345)
Accumulated net losses	(448)
As of December 31, 2019	$(448)
Revaluation of investment in affiliated company to its fair value upon obtaining control	1,623
Amount classified to the cost of subsidiary in acquisition achieved in stages upon obtaining control	(1,623)
As of December 31, 2020	$-

(B)	As part of the Joint Venture Agreement, during the year ended December 31, 2019, the Company provided Breakthrough with an interest-free loan with no maturity date in total amount of $448. Following the reduction of the investment in affiliated company to zero amount, the Company recognized additional losses to other investments (non-current loans) based on the seniority of such other investments and the percentage ownership interest applicable for such other investment.

SCHEDULE OF PAID IN INVESTMENT

At the closing date the purchase price that was paid in investment in CATK is as follows:

Funding Commitment (*)	$1,550
Fair value of shares upon achieving Performance Milestone	250
Direct costs incurred (**)	100
Contingent Consideration (***)	1,050
Total consideration	$2,950

(*)	An amount of $911 out of the Funding commitment was wired through December 31, 2020.

(**)	Number of 2,164,502 shares of common stock have been issued as a finder fee in connection with the agreement (see also note 14B3).

(***)	Was determined by the management by using the assistance of third-party appraiser. As the Company’s obligation under such Contingent Consideration provision represent a potential liability to issue a fixed number of its common stock, the obligation was classified within shareholders’ deficit.